                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number: ________
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Cincinnati Casualty Company
Address:        6200 South Gilmore Road
                Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:   Kenneth S. Miller
Title:  Sr. Vice President
Phone:  (513) 870-2633

Signature, Place and Date of Signing:


      /s/ Kenneth S. Miller       Fairfield, Ohio           February 14, 2005
      ---------------------    ----------------------    -----------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    1
                                                 --------

Form 13F Information Table Entry Total:             11
                                                 --------

Form 13F Information Table Value Total:           158,341
                                                 ----------

List of Other Included Managers:
01 Cincinnati Financial Corporation 13F File No.____________




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
                                        COLUMN 2           COLUMN 3        COLUMN 4           COLUMN 5    SH/PRN    PUT/CALL
                                    TITLE OF CLASS          CUSIP          FMV (000)           SHARES
ALLTEL CORP                             Common             020039103         8,078             137,470    SH
CINERGY CORP                            Common             172474108         5,308             127,500    SH
EXXON MOBIL CORPORATION                 Common             30231G102        26,655             520,000    SH
FIFTH THIRD BANCORP                     Common             316773100        67,165           1,419,979    SH
GENERAL ELECTRIC CO.                    Common             369604103           913              25,000    SH
GENUINE PARTS CO                        Common             372460105           661              15,000    SH
JOHNSON & JOHNSON                       Common             478160104         1,586              25,000    SH
NATIONAL CITY CORPORATION               Common             635405103        10,312             274,612    SH
PROCTER & GAMBLE CORPORATION            Common             742718109        13,770             250,000    SH
WELLS FARGO & CO                        Common             949746101        13,673             220,000    SH
WYETH                                   Common             983024100        10,222             240,000    SH

                                                                           158,341           3,254,561



                                        COLUNM 6            COLUNM 7          COLUNM 8
            ISSUER                   INVESTMENT DIS         OTH MGRS            SOLE            SHARED       NONE
ALLTEL CORP                              Shared                01                 -             137,470       -
CINERGY CORP                             Shared                01                 -             127,500       -
EXXON MOBIL CORPORATION                  Shared                01                 -             520,000       -
FIFTH THIRD BANCORP                      Shared                01                 -           1,419,979       -
GENERAL ELECTRIC CO.                     Shared                01                 -              25,000       -
GENUINE PARTS CO                         Shared                01                 -              15,000       -
JOHNSON & JOHNSON                        Shared                01                 -              25,000       -
NATIONAL CITY CORPORATION                Shared                01                 -             274,612       -
PROCTER & GAMBLE CORPORATION             Shared                01                 -             250,000       -
WELLS FARGO & CO                         Shared                01                 -             220,000       -
WYETH                                    Shared                01                 -             240,000       -

                                                                                              3,254,561